Ford Credit Auto Lease Trust 2023-B
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of June 30, 2025,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2025, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2025, leases with a total base residual value of $24,697,661.35 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2025. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2025,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2025-	June	$518,585,264.44
	July	$475,224,242.47	$10,206,612.94	11.60%	$38,011,226.56	8.03%
	August	$451,091,853.39	$9,783,968.11	11.12%	$19,021,710.41	4.02%
	September	$426,303,198.07	$9,331,148.56	10.60%	$19,893,490.84	4.20%
	October	$399,610,726.28	$8,838,147.51	10.04%	$22,046,547.76	4.66%
	November	$366,237,358.82	$8,195,507.92	9.31%	$29,107,601.96	6.15%
	December	$332,460,427.66	$7,520,813.02	8.54%	$29,857,656.62	6.31%
2026-	January	$300,490,692.94	$6,867,985.67	7.80%	$28,371,107.38	6.00%
	February	$262,215,607.93	$6,038,960.42	6.86%	$35,191,111.78	7.44%
	March	$222,941,628.16	$5,200,602.39	5.91%	$36,651,989.94	7.75%
	April	$177,357,784.21	$4,234,829.80	4.81%	$43,541,365.76	9.20%
	May	$122,290,422.61	$3,048,546.05	3.46%	$53,762,900.22	11.36%
	June	$67,202,641.43	$1,845,953.53	2.10%	$54,444,415.43	11.51%
	July	$50,121,559.46	$1,424,591.78	1.62%	$16,317,372.97	3.45%
	August	$37,280,204.81	$1,096,287.82	1.25%	$12,237,985.45	2.59%
	September	$26,523,689.54	$817,807.46	0.93%	$10,305,352.05	2.18%
	October	$24,460,202.10	$764,391.24	0.87%	$1,559,967.15	0.33%
	November	$21,602,532.51	$680,590.26	0.77%	$2,417,658.85	0.51%
	December	$18,087,894.43	$571,905.19	0.65%	$3,155,211.15	0.67%
2027-	January	$15,294,890.35	$484,143.94	0.55%	$2,486,777.10	0.53%
	February	$12,550,690.12	$401,422.67	0.46%	$2,493,215.60	0.53%
	March	$9,941,973.49	$316,392.14	0.36%	$2,415,777.50	0.51%
	April	$7,075,456.71	$218,043.73	0.25%	$2,746,247.90	0.58%
	May	$4,012,286.91	$123,311.72	0.14%	$3,009,445.25	0.64%
	June	$133,566.59	$4,077.75	0.00%	$3,914,108.25	0.83%
	July	$0.00	$0.00	0.00%	$134,880.00	0.03%

Total			$88,016,041.62	100.00%	$473,095,123.88	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$561,111,165.50

Ford Credit Auto Lease Trust 2023-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2025	Car	1	9.09%	$10,712	24.18%	74.47%
	CUV	500	40.06%	$4,172	9.03%	17.23%
	SUV	42	38.89%	$8,317	9.52%	18.55%
	Truck	210	53.71%	$7,245	11.47%	20.83%

	Total/Average	753	42.83%	$5,268	9.90%	18.62%

MAY 2025	Car	1	50.00%	$4,583	12.69%	25.01%
	CUV	400	35.81%	$4,205	9.11%	17.68%
	SUV	47	37.01%	$1,886	2.34%	4.36%
	Truck	186	55.52%	$6,275	9.92%	18.02%

	Total/Average	634	40.10%	$4,641	8.64%	16.31%

JUNE 2025	Car	3	42.86%	$6,254	15.14%	41.95%
	CUV	300	33.67%	$3,697	7.86%	15.10%
	SUV	55	42.31%	$7,218	8.64%	16.42%
	Truck	158	54.86%	$4,589	7.36%	13.24%

	Total/Average	516	39.21%	$4,360	7.85%	14.72%